IFRSs not yet adopted (Details Textual) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
DisclosureOfIfrssNotYetAdoptedLineItems [Line Items]
Customer acquisition costs capitalized	€ 60
Expected credit loss model [Member]
DisclosureOfIfrssNotYetAdoptedLineItems [Line Items]
ImpairmentLoss	€ 356
Intragroup related balances [Member]
DisclosureOfIfrssNotYetAdoptedLineItems [Line Items]
Description Of How Future Recovery Or Reversal Of Regulatory Deferral Account Balances is Affected By Risks And Uncertainty	For exposures arising from intragroup transactions, the recovery rate is assumed to be 100% in consideration of the possibility of providing for capital contribution to the investees in order to guarantee their solvency.
Increase Decrease Due To Application Of IFRS15 [Member]
DisclosureOfIfrssNotYetAdoptedLineItems [Line Items]
Decrease in equity	€ 43
Increase Decrease Due To Application Of IFRS15 [Member] | Sales method [Member]
DisclosureOfIfrssNotYetAdoptedLineItems [Line Items]
Decrease in equity	103
Increase decrease due to application of ifrs 9 [Member]
DisclosureOfIfrssNotYetAdoptedLineItems [Line Items]
Increase in equity	322
IncreaseDecreaseInFairValueMeasurementEntitysOwnEquityInstruments	€ 678